BUSINESS OPTIMIZATION CHARGES (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Business Optimization Charges
We recorded the following charges related to business optimization programs in 2020, 2019, and 2018:

years ended December 31 (in millions)	2020	2019	2018
Restructuring charges	$111	$134	$117
Costs to implement business optimization programs	23	45	94
Accelerated depreciation	—	5	9
Total business optimization charges	$134	$184	$220

Components of Restructuring Costs
During the years ended December 31, 2020, 2019 and 2018, we recorded the following restructuring charges:

	2020
(in millions)	COGS	SG&A	R&D	Total
Employee termination costs	$36	$54	$2	$92
Contract termination and other costs	4	4	—	8
Asset impairments	8	3	—	11
Total restructuring charges	$48	$61	$2	$111
	2019
(in millions)	COGS	SG&A	R&D	Total
Employee termination costs	$13	$37	$25	$75
Contract termination and other costs	10	1	—	11
Asset impairments	37	2	9	48
Total restructuring charges	$60	$40	$34	$134
	2018
(in millions)	COGS	SG&A	R&D	Total
Employee termination costs	$30	$51	$19	$100
Contract termination and other costs	4	6	—	10
Asset impairments	1	6	—	7
Total restructuring charges	$35	$63	$19	$117

Summary of Activity in Reserves related to Business Optimization Initiatives
The following table summarizes activity in the liability related to our restructuring initiatives.

(in millions)
Liability balance as of December 31, 2017	$112
Charges	126
Payments	(96)
Reserve adjustments	(16)
Currency translation	(25)
Liability balance as of December 31, 2018	101
Charges	113
Payments	(93)
Reserve adjustments	(27)
Currency translation	(2)
Liability balance as of December 31, 2019	92
Charges	116
Payments	(86)
Reserve adjustments	(16)
Currency translation	7
Liability balance as of December 31, 2020	$113